ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Tables)	12 Months Ended
Dec. 31, 2016
Allowances for accounts receivable [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2014	2015	2016
Beginning of the year	$4,869,942	$7,638,434	$5,152,466
Allowances made during the year	9,526,878	2,516,554	1,540,047
Reversals made during the year	(4,090,855)	(2,943,154)	(2,401,464)
Write off	(2,371,420)	(1,847,631)	(1,493)
Foreign exchange effect	(296,111)	(211,737)	(208,053)
Closing balance	$7,638,434	$5,152,466	$4,081,503

Allowances for other receivables [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2014	2015	2016
Beginning of the year	$8,904,534	$9,130,804	$8,882,559
Allowances(reversal) made during the year	234,898	(226,533)	1,273,437
Foreign exchange effect	(8,628)	(21,712)	(67,125)
Closing balance	$9,130,804	$8,882,559	$10,088,871

Allowances for advances for purchases of property, plant and equipment [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2014	2015	2016
Beginning of the year	$1,306,139	$1,286,046	$1,960,329
Allowances made during the year	12,983	769,367	30,811
Write off	-	-	(350)
Foreign exchange effect	(33,076)	(95,084)	(149,647)

Closing balance	$1,286,046	$1,960,329	$1,841,143

Allowances for advances to suppliers [Member]
ALLOWANCE [Line Items]
Schedule of allowances
	At December 31,
	2014	2015	2016
Beginning of the year	$4,442,627	$4,459,487	$4,441,461
Allowances made during the year	26,263	1,286	1,550,615
Write-off	-	(49)	-
Foreign exchange effect	(9,403)	(19,263)	(195,396)
Closing balance	$4,459,487	$4,441,461	$5,796,680